Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Noncancelable Operating Leases

At September 30, 2013, future minimum lease payments under noncancelable operating leases having initial or remaining noncancelable lease terms in excess of one year are as follows:

2013	$784
2014	3,290
2015	2,956
2016	2,341
2017	1,419
2018	72

$10,862

At December 31, 2012, future minimum lease payments under noncancelable operating leases having initial or remaining noncancelable lease terms in excess of one year are as follows:

2013	$2,825
2014	2,918
2015	2,492
2016	1,863
2017	927
Thereafter	72

$11,097

Future Minimum Lease Payments Under Capital Leases	At December 31, 2012, future minimum lease payments under capitalized lease obligations are as follows:

2013	$54
2014	35
2015	10

99
Less: Amounts representing interest	(8)

$91